Related Party Disclosure	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Disclosure of related party [text block]
26.	Related party disclosure

Transactions with related entities -

During 2019, 2018 and 2017, the Company carried out the following transactions with its parent company Inversiones ASPI S.A. and its affiliates:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	12	12	12
Fees for management and administrative services	544	548	595
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 28	344	339	336
Income from office lease	323	318	315
Fossal S.A.A. (Fossal)
Income from office lease	15	12	16
Fees for management and administrative services	40	42	46
Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	28	26	40
Fees for management and administrative services	1,160	1,175	917
Expense
Security services provided by Compañía Minera Ares	1,989	2,059	1,195

As a result of these transactions, the Company had the following rights and obligations as of December 31, 2019 and 2018:

	2019		2018
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Fosfatos del Pacífico S.A.	543	-	1,487	-
Inversiones ASPI S.A.	157	-	1,240	-
Compañía Minera Ares S.A.C.	207	1,772	242	209
Otros	264	-	240	-

	1,171	1,772	3,209	209

Terms and conditions of transactions with related parties -

The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm’s length transactions. Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. For the years ended December 31, 2019, 2018 and 2017, the Group did not record allowance for expected credit losses relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Compensation of key management personnel of the Group –

The compensation paid to key management personnel includes expenses for profit-sharing, compensation and other concepts for members of the Board of Directors and the key management. As of December 31, 2019, the total short-term compensation amounted to S/23,692,000 (2018: S/24,129,000) and the total long-term compensation amounted to S/6,523,000 (2018: S/9,495,000), and there were no post-employment or contract termination benefits or share-payments.